Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Significant Accounting Policies [Abstract]
Nature of operations

1)        Nature of operations

MIND C.T.I. Ltd. (the “Company”) is an Israeli company, which together with its subsidiaries operate in one business segment, providing integrated products and services. The Company designs, develops, markets, supports, implements and operates billing and customer care systems, including consulting and managed services, primarily to wireless, wireline, next-generation service providers throughout the world. The Company also provides a call management system used by enterprises for call accounting, traffic analysis, and fraud detection.

The Company has wholly-owned subsidiaries in the United States ("Mind Software Inc." or "Sentori"), Romania ("Mind Software SRL"), and U.K ("Mind Software Limited" or "Omni").

Accounting principles	2) Accounting principles The consolidated financial statements were prepared in accordance with United States Generally Accepted Accounting Principles ("GAAP").
Use of estimates in preparation of financial statements

3)        Use of estimates in preparation of financial statements

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates. The most significant estimates with regard to the Company's consolidated financial statements relate to revenue recognition of products and service sales using the percentage of completion method and the impairment of goodwill.

Functional currency

4)        Functional currency

The currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the U.S. dollar (“dollar” or “$”). Most of the Company’s revenues are derived from sales outside of Israel, which are denominated primarily in dollars. In addition, the majority of the Company’s cash reserves and financing activities are denominated in dollars. Thus, the functional currency of the Company and its subsidiaries is the dollar.

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in non-dollar currencies are re-measured into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions and other items (detailed below) reflected in the statements of operations, the following exchange rates are used: (i) for transactions: exchange rates at transaction dates or average rates; and (ii) for other items (derived from non-monetary balance sheet items, such as depreciation and amortization, etc.) - historical exchange rates. The resulting currency translation gains or losses are carried to financial income or expenses, as appropriate.

Principles of consolidation

b.        Principles of consolidation:

1)	The consolidated financial statements include the accounts of the Company and all of its wholly-owned subsidiaries.

2)	Inter-company balances and transactions have been eliminated in consolidation. Profits from inter-company sales, not yet realized outside the Company and its subsidiaries, have also been eliminated.

Comprehensive Income

c.        Comprehensive Income:

The purpose of reporting comprehensive income is to report a measure of all changes in equity of an entity that result from recognized transactions and other economic events of the period resulting from transactions from non-owner sources.

Segment Reporting

d.        Segment Reporting:

The chief operating decision maker for the Company is the Chief Executive Officer. The Chief Executive Officer reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. Accordingly, management has determined that the Company operates in one reportable segment.

Cash equivalents

e.        Cash equivalents:

The Company and its subsidiaries consider all highly liquid investments, which include short-term bank deposits (up to three months from original date of deposit) that are not restricted as to withdrawal or use, to be cash equivalents.

Fair Value of Financial Instruments

f.         Fair Value of Financial Instruments:

The Company records its financial assets and liabilities at fair value. The accounting guidance for fair value provides a framework for measuring fair value, clarifies the definition of fair value, and expands disclosures regarding fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company recognizes transfers among Level 1, Level 2 and Level 3 classifications as of the actual date of the events or change in circumstances that caused the transfers.

The Company’s financial instruments, including cash equivalents, accounts receivable, accounts payable and accrued liabilities have carrying amounts which approximate fair value due to the short-term maturity of these instruments.

Short-term bank deposits	g. Short-term bank deposits: Bank deposits with maturities of more than three months but less than one year are included in short-term bank deposits. Such short-term bank deposits are stated at cost.
Marketable securities

h.        Marketable securities:

Marketable securities are classified as "financial assets held at fair value through profit or loss" when held for trading or are designated upon initial recognition as financial assets at fair value through profit or loss.

Financial asset at fair value through profit or loss is shown at fair value. Any gain or loss arising from changes in fair value, including those originating from changes in exchange rates is recognized in profit or loss in the period in which the change occurred. Net gain or loss recognized in profit or loss incorporates any dividend or interest earned on the financial asset.

Available-for-sale ("AFS ") financial assets

i.         Available-for-sale ("AFS ") financial assets:

Available-for-sale investments are classified within cash and cash equivalents, short-term investments, or long-term investments based on the remaining maturity of the investment, and are reported at fair value, with unrealized gains and losses, net of tax, presented as a separate component of stockholders’ equity (deficit) within accumulated other comprehensive income. All realized gains and losses and unrealized losses resulting from declines in fair value that are other-than-temporary are recorded in other expense, net in the period of occurrence. The Company uses the specific identification method to determine the realized gains and losses on investments. For all investments in marketable securities, the Company assesses whether the impairment is other-than-temporary. If the fair value of a security is less than its amortized cost basis, an impairment is considered other-than-temporary if (i) the Company has the intent to sell the security or it is more likely than not that the Company will be required to sell the security before recovery of its entire amortized cost basis, or (ii) the Company does not expect to recover the entire amortized cost of the security. If an impairment is considered other-than-temporary based on condition (i), the entire difference between the amortized cost and the fair value of the security is recognized in earnings. If an impairment is considered other-than-temporary based on condition (ii), the amount representing credit losses, defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis of the security, will be recognized in earnings, and the amount relating to all other factors will be recognized in other comprehensive income. The Company evaluates both qualitative and quantitative factors such as duration and severity of the unrealized losses, credit ratings, default and loss rates of the underlying collateral, structure and credit enhancements to determine if a credit loss may exist. See also Note 2.

Inventories	j. Inventories: Inventories are valued at the lower of cost or market value. Cost is determined by the “first-in, first-out” method. Most of the inventories consist of acquired hardware.
Property and equipment

k.	Property and equipment:

1)	These assets are stated at cost less accumulated depreciation.

2)	The assets are depreciated by the straight-line method, on basis of their estimated useful life.

Annual rates of depreciation are as follows:

%

Computers and electronic equipment	15-33
(mainly 33)
Office furniture and equipment	6-7
Vehicles	15

Leasehold improvements are amortized by the straight-line method over the term of the lease, which is shorter than the estimated useful life of the improvements.

Goodwill

l.         Goodwill:

Goodwill reflects the excess of the purchase price of subsidiaries acquired over the fair value of net assets acquired. Under Accounting Standards Codification (“ASC”) 350, "Goodwill" is not amortized but rather tested for impairment at least annually. The Company has a single reporting unit and consequently evaluates goodwill for impairment based on an evaluation of the fair value of the Company as a whole. The Company performs annual testing for impairment of the goodwill during the third quarter of each year, see also Note 4.

Income taxes

m.       Income taxes:

The Company accounts for income taxes, in accordance with the provisions of ASC 740 "Income Taxes" under the liability method of accounting. Under the liability method, deferred taxes are determined based on the differences between the financial statement and tax basis of assets and liabilities at enacted tax rates in effect in the year in which the differences are expected to reverse. Valuation allowances are established, when necessary, to reduce deferred tax assets to amounts expected to be realized.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting or, if not related to an asset or liability for financial reporting, according to the expected reversal dates of the specific temporary differences.

For uncertain tax positions, the Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate resolution. The Company’s policy is to include interest and penalties related to unrecognized tax benefits within income tax expense.

Revenue recognition

n.        Revenue recognition:

The Company’s revenues consist of revenues generated from software licensing, sales of professional services, including integration and implementation, sales of third-party hardware and software, maintenance services, managed services and training.

The Company applies the provisions of Statement of ASC 985-605, "Software -Revenue Recognition" and ASC 605-35, "Construction-Type and Production-Type Contracts", as follows:

i)	Licenses

Revenue from sale of products is recognized when delivery has occurred, persuasive evidence of an arrangement exists, the sales price is fixed or determinable and collection is probable. If collection is not considered probable, revenue is recognized when the fee is collected. The Company generally does not grant a right of return on products sold to its customers.

ii)	Services

The services the Company provides consist of implementation, training, hardware installation, maintenance, support and project management. All services are priced on a fixed price basis and are recognized ratably over the period in which the services are provided except services which are recognized under the percentage-of-completion method as described below.

Products are mainly supplied with maintenance for a period of one year from delivery. When revenue on sale of the products is recognized, the Company defers a portion of the sales price and recognizes it as maintenance revenue ratably over the above period. The portion of the sales price that is deferred is determined based on the fair value of the service as priced in transactions in which the Company renders maintenance solely. Where vendor specific objective evidence for fair value cannot be determined, the entire sale is being recognized over the maintenance period. Where the services are considered essential to the functionality of the software products, both the software product revenue and the revenue related to the integration and implementation services are recognized under the percentage-of-completion method in accordance with ASC 605-35. The Company generally determines the percentage-of-completion by comparing the labor performed to date to the estimated total labor required to complete the project. When the estimate indicates that a loss will be incurred, such loss is recorded in the period identified. Significant judgments and estimates are involved in determining the percent complete of each contract. Different assumptions could yield materially different results.

(iii)	Managed Services

Revenues from managed services include a monthly fee for services and for right of use and are recorded as service revenues and license revenues, respectively. The monthly fee is based mainly on number of subscribers or customer’s business volume and the agreements include a minimum monthly charge. These revenues are recognized on a monthly basis. Where installation services are sold together with a managed services contract, the installation services are being recognized over the entire contract term, commencing the deployment finalization.

Deferred costs of revenues are presented net of related advances from customers.

Research and development expenses

o.        Research and development expenses:

Pursuant to ASC 985-20, "Software - Costs of Software to be Sold, Leased, or Marketed", development costs related to software products are expensed as incurred until the “technological feasibility” of the product has been established. Because of the relatively short time period between "technological feasibility" and product release, and the insignificant amount of costs incurred during such period, no software development costs have been capitalized.

Allowance for doubtful accounts	p. Allowance for doubtful accounts: The allowance is determined for specific debts doubtful of collection.
Share-based compensation

q.        Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718, "Compensation - Stock Compensation", which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule using the straight-line method over the requisite service period for the entire award, net of estimated forfeitures.

Earnings per share ("EPS")

r.        Earnings per share ("EPS"):

Basic EPS is computed by dividing net income by the weighted average number of shares outstanding during the year, net of treasury shares.

Diluted EPS reflects the increase in the weighted average number of shares outstanding that would result from the assumed exercise of employee stock options, calculated using the treasury-stock-method.

Treasury shares	s. Treasury shares: Treasury shares are presented as a reduction in shareholders' equity, at their cost to the Company, under "Treasury shares".
Concentration of credit risks

t.        Concentration of credit risks:

Most of the Company’s and its subsidiaries' cash and cash equivalents as of December 31, 2016 and 2015 were deposited with Israeli, European and U.S. banks. The Company is not aware of any specific credit risks in respect of these banks.

The Company's revenues have been generated from a large number of customers. Consequently, the exposure to credit risks relating to trade receivables is limited. The Company performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for doubtful accounts.

Recently issued accounting pronouncements

u.        Recently issued accounting pronouncements:

In May 2014, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (“ASU 2014-09”), which stipulates that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for such goods or services.  To achieve this core principle, an entity should apply the following steps: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract(s); (3) determine the transaction price(s); (4) allocate the transaction price(s) to the performance obligations in the contract(s); and (5) recognize revenue when (or as) the entity satisfies a performance obligation. The guidance also requires advanced disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity’s contracts with customers.  In August 2015, the FASB issued Accounting Standards Update No. 2015-14, Revenue from Contracts with Customers (Topic 606):  Deferral of the Effective Date (“ASU 2015-14”), which defers the effective date of FASB’s revenue standard under ASU 2014-09 by one year for all entities and permits early adoption on a limited basis.  As a result of ASU 2015-14, the guidance under ASU 2014-09 shall apply for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that period.  Early adoption is permitted as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within those annual periods.  In March 2016, the FASB issued Accounting Standards Update No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net), which clarified the implementation guidance on principal versus agent considerations.  In April 2016, the FASB issued Accounting Standards Update No. 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing, which clarified the implementation guidance regarding performance obligations and licensing arrangements.  In May 2016, the FASB issued ASU 2016-12, which amends guidance in the new revenue standard on collectibility, noncash consideration, presentation of sales tax and transition. ASU 2016-08, ASU 2016-10 and ASU 2016-12 must be adopted together with the new revenue standard. The Company is currently reviewing and evaluating this guidance and its impact on its consolidated financial statements.

In November 2015 the FASB issued ASU 2015-17 “Balance Sheet Classification of Deferred Taxes”, which requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position.

The Company adopted this ASU, and applied it on a retrospective basis, in the fourth quarter of fiscal year 2016. See Note 8 for the effects of its adoption on the Company’s consolidated financial statements.

In January 2016 the FASB issued ASU 2016-01 “Recognition and Measurement of Financial Assets and Financial Liabilities”, which provides targeted improvements to the recognition, measurement, presentation and disclosure of financial assets and financial liabilities. Specific accounting areas addressed include, equity investments, financial liabilities reported under the fair value option and valuation allowance assessment resulting from unrealized losses on available-for-sale securities. The ASU also changes certain presentation and disclosure requirements for financial instruments. The Update is to be applied by means of a cumulative effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. This ASU is effective for the Company in its first quarter of fiscal year 2018. Early adoption, with certain exceptions, is not permitted. The Company is currently evaluating the effect this ASU will have on its consolidated financial statements.

In February 2016, the FASB issued Accounting Standards Update No. 2016-02, Leases (Topic 842) (“ASU 2016-02”), which amends, among other things, the existing guidance by requiring lessees to recognize lease assets (right-to-use) and liabilities (for reasonably certain lease payments) arising from operating leases on the balance sheet.  For leases with a term of twelve months or less, ASU 2016-02 permits an entity to make an accounting policy election to recognize such leases as lease expense, generally on a straight-line basis over the lease term.  ASU 2016-02 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018 using a modified retrospective approach, with early adoption permitted.  The Company is currently evaluating ASU 2016-02 and its impact on its consolidated financial statements.

In March 2016, the FASB issued Accounting Standards Update No. 2016-09, Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”), which simplifies certain provisions associated with the accounting for stock compensation.  Among other things, ASU 2016-09 requires companies to record excess tax benefits and tax deficiencies as income tax benefit or expense in the statement of income and eliminates the requirement to reclassify cash flows related to excess tax benefits from operating activities to financing activities in the statement of cash flows.  ASU 2016-09 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016, with early adoption permitted. The Company is currently reviewing and evaluating this guidance and its impact on its consolidated financial statements